Investments (Components Of Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 84,079	$ 72,985
AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	36,473	30,332
Equity investment, ownership percentage	25.00%
AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	46,456	41,662
Equity investment, ownership percentage	40.00%
AerData [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 1,150	$ 991
Equity investment, ownership percentage	43.00%